FINANCIAL INSTRUMENTS - Interest Rate Hedging (Details) $ in Millions	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) EUR (€)
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 9,674	$ 9,805
Fair value of financial liabilities	$ (76,842)	$ (66,006)
Cash flow hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,780	2,042
Fair value of financial assets	$ 8	$ 20
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.40%	2.50%
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.40%	5.00%
Cash flow hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	6,935	3,989
Fair value of financial assets	$ 107	$ 74
Cash flow hedges | Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Cash flow hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	6.00%
Cash flow hedges | Interest rate swaps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	10,754	2,500
Fair value of financial assets	$ 160	$ 3
Cash flow hedges | Interest rate swaps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%
Cash flow hedges | Interest rate swaps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%	3.70%
Cash flow hedges | Interest rate caps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,516	1,024
Fair value of financial assets	$ 55	$ 41
Cash flow hedges | Interest rate caps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Cash flow hedges | Interest rate caps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	7.00%	2.50%
Cash flow hedges | Interest rate swaps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	913	804
Rates		2.70%
Fair value of financial assets	$ 29	$ 20
Cash flow hedges | Interest rate swaps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%
Cash flow hedges | Interest rate swaps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.30%
Cash flow hedges | Interest rate caps of € ESTR debt
Disclosure of detailed information about financial instruments [line items]
Notional	576
Fair value of financial assets	$ 16
Cash flow hedges | Interest rate caps of € ESTR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.90%
Cash flow hedges | Interest rate caps of € ESTR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.50%
Cash flow hedges | Interest rate swaps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	764
Fair value of financial assets	$ 37
Cash flow hedges | Interest rate swaps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.80%
Cash flow hedges | Interest rate swaps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.20%
Cash flow hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	181	177
Rates	400.00%	400.00%
Fair value of financial assets	$ 3	$ 2
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	129	132,000,000
Fair value of financial assets	$ 0	$ 0
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.30%	5.30%
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.80%	5.80%
Cash flow hedges | Other interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional	21
Fair value of financial assets	$ 1
Cash flow hedges | Other interest rate derivatives | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.40%
Cash flow hedges | Other interest rate derivatives | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.60%
Cash flow hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		96
Fair value of financial assets		$ 0
Cash flow hedges | Interest rate caps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.30%